Consolidated Statements Of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Net (loss) income	$ (36,023)	$ (53,182)	$ 31,587
Other comprehensive (loss) income:
Foreign currency translation adjustments (net of tax expense (benefit) of $479, $(108) and $(27), respectively)	(269)	(414)	195
Change in unrealized loss on foreign exchange contracts			62
Other comprehensive (loss) income	(269)	(414)	257
Comprehensive (loss) income	(36,292)	(53,596)	31,844
Comprehensive loss attributable to noncontrolling interests (all attributable to net income)	(628)	(2,893)	(1,596)
Comprehensive (loss) income attributable to Layne Christensen Company	$ (36,920)	$ (56,489)	$ 30,248